Debt - Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Letters of Credit Outstanding | Credit Facility
Debt Instrument [Line Items]
Effective interest rate (as a percent)	6.77%
Letters of Credit
Debt Instrument [Line Items]
Weighted Average Annual Cost (as a percent)	1.11%	1.26%
Letters of Credit | Letters of Credit Outstanding
Debt Instrument [Line Items]
Letters of Credit Outstanding	$ 121	$ 118